Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	[1]	$ 962	$ 1,256	$ 638
Allowance for credit losses for other financial assets		269	$ 257	$ 155
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses		(1)
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses		$ 962

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.